May 1, 2008

Dreyfus Bond Funds, Inc.
-Dreyfus Municipal Bond Fund
-Dreyfus Premier High Income Fund
Dreyfus Connecticut Municipal Money Market Fund, Inc.
Dreyfus Premier GNMA Fund, Inc.
Dreyfus Intermediate Municipal Bond Fund, Inc.
Dreyfus Massachusetts Municipal Money Market Fund
Dreyfus Municipal Funds, Inc.
-Dreyfus Premier AMT-Free Municipal Bond Fund
-Dreyfus Premier High Yield Municipal Bond Fund
Dreyfus Municipal Money Market Fund, Inc.
Dreyfus New Jersey Municipal Money Market Fund, Inc.
Dreyfus New York Tax Exempt Bond Fund, Inc.
Dreyfus New York AMT-Free Municipal Money Market Fund
Dreyfus Pennsylvania Municipal Money Market Fund
Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc
Dreyfus Premier Stock Funds
-Dreyfus Premier Small Cap Equity Fund
-Dreyfus Premier International Small Cap Fund
-Dreyfus Premier International Equity Fund
Strategic Funds, Inc.
-Dreyfus Premier New Leaders Fund
-Emerging Markets Opportunity Fund
-Systematic International Equity Fund
-Global Stock Fund
-International Stock Fund

SUPPLEMENT TO CURRENT STATEMENT OF ADDITIONAL INFORMATION

The following information supersedes and replaces any contrary information contained in the Statement of Additional Information.

Fund shares are offered without regard to the minimum initial or subsequent investment amount requirements to investors purchasing Fund shares through wrap fee accounts or other fee based programs.